UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)

(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code:704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

November 30, 2004

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Queens Road Small Cap Value Fund

Queens Road Value Fund

Each a series of the

Bragg Capital Trust

November 30, 2004

Board of Trustees

Benton Bragg

Steve Scruggs

Phil Blount

Tim Ignasher

Chris Brady

Harold Smith

Investment Adviser

Bragg Financial Advisors, Inc.

100 Queens Road

Charlotte, NC 28204

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Suite C

Brecksville, Ohio 44141

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen McCurdy Ltd

826 Westpoint Parkway Suite 1250

Westlake, Ohio 44145

Shares of the Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds.  The Funds are not bank deposits, not FDIC insured and may lose value.  Please read the prospectus carefully before investing or sending money.

Dear Fellow Shareholders:

The first half of our current fiscal year (5/31/04 – 11/30/04) has been a good one for the equity markets.  Leading up to the presidential election the markets began a slight rally, which heated up in November once the race was decided.  Corporate profits came in strong throughout the period as many companies’ cost cutting over the previous two years began to hit the bottom line.  Top line growth hasn’t been too shabby either.  GDP growth and productivity remain strong which will hopefully allow for continued increases in  profits with modest inflationary pressure (allowing the Fed to remain relatively accommodative).  The budget and trade deficits continued to grow, and while not currently a pressing issue, it would be better if we didn’t have to contend with them.  The resulting fall in the dollar has had mixed effects but as long as foreigners continue to invest in US assets  these should cause no major worries.

Having said all this, our investment philosophy doesn’t focus on macro-economic projections.   We continue to spend our time searching for and investing in the most profitable companies in the best industries which trade for a price we think is undervalued.  The track records these companies have created are a testament to their management’s ability to create shareholder value.  Everyday hardworking people get up and go to work at these companies and they are the ones who generate the economic profits which we expect to increase the value of the companies they work for.  They’ve done a great job so far this year, and we hope and expect they will continue to do so.

As always we appreciate your continued support.

Sincerely,

/s/Steve Scruggs, CFA

/s/Benton Bragg, CFA

President

Chairman

Queens Road Value Fund

Management Discussion

Below is the month-by-month performance of the Queens Road Value Fund, as well as the performance for the S&P/Barra Large Value Index and the S&P 500 Index. The Value Fund was up 8.37% for the sixth month period ending November 30, 2004.  This was less than the 9.91% return for the S&P/Barra Large Value Index but better than the 5.68% posted by the S&P 500.

	QRVLX	S&P/Barra Large Value	S&P 500
June 2004	1.75	2.17	1.94
July 2004	-1.49	-1.90	-3.30
August 2004	1.67	1.08	.40
September 2004	0.00	1.90	1.08
October 2004	2.11	1.51	1.51
November 2004	4.14	4.88	4.06

6 Months	8.37	9.91	5.68

Past performance should not be considered as representative of  future gains or losses from an investment in the fund.  Returns for the fund, the S&P/Barra Large Value Index and the S&P 500 Index assume reinvestment of all dividends and do not include any impact taxes may or would have on returns.  The source for index returns is Morningstar Principia Pro 12/31/2004 release.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Queens Road Value Fund

		Schedule of Investments
		November 30, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Aerospace & Defense
160	Boeing Co.	$ 8,571
100	United Technologies	9,758
		18,329	3.12%
Aluminum
330	ALCOA, Inc.	11,213	1.91%

Beverages
330	Brown Forman Corporation	15,846	2.70%

Banks
200	Bank of America Corp.	9,254
340	BB&T Corp.	14,433
200	Fifth Third Bancorp.	10,072
250	National City Corp.	9,270
300	US Bancorp	8,889
215	Wachovia Corp.	11,126
235	Wells Fargo	14,516
		77,560	13.22%

Broadcasting & Cable TV
290	Comcast Corp. CL A Special Non-voting *	8,599	1.47%

Computer Hardware
140	International Business Machine Corp.	13,193	2.25%

Data Processing Services
645	Electronic Data Systems Corp.	14,480	2.47%

Department Stores
90	Federated Department Stores	4,932	0.84%

Diversified Financial Services
100	Citigroup Corp.	4,475	0.76%

Electric Utilities
200	Duke Power Co.	5,056
200	Exelon Corp.	8,342
315	Southern Co.	10,329
		23,727	4.05%
Conglomerate
450	Tyco International Ltd.	15,287	2.61%

Food Retail
160	Safeway Inc. *	3,085	0.53%

General Merchandise Stores
200	Costco Wholesale Corp.	9,720	1.66%

Health Care Distributors & Services
100	Wellpoint Health Networks Inc. *	12,510	2.13%

Health Care Facilities
250	HCA, Inc.	9,855	1.68%

Housewares & Specialties
180	Fortune Brands	14,126	2.41%

Investment Banking & Brokerage
200	Merrill Lynch & Co. Inc.	11,142
145	Morgan Stanley	7,358
5	Piper Jaffray, Inc. *	230
250	T. Rowe Price Associates, Inc.	14,790
		33,520	5.71%

Industrial Gases
230	Praxair	10,327	1.76%

Industrial Instruments
200	Danaher Corp.	11,376	1.94%

Insurance Agents
250	Marsh & McLennan Companies, Inc.	7,148	1.22%

Integrated Oil & Gas
140	ConocoPhillips	12,739
300	Exxon Mobil	15,375
		28,114	4.79%
Integrated Telecommunication Services
240	ALLTEL Corp.	13,606
950	American Telephone & Telegraph	17,385
350	SBC Corp.	8,809
		39,800	6.78%
Life & Health Insurance
335	MetLife Inc.	13,065	2.22%

Movies & Entertainment
280	Viacom Inc. CL B	9,716	1.66%

Multi-Sector Holdings
235	Leucadia National Corp.	14,735	2.51%

Multi-line Insurance
40	American International Group Inc.	2,534	0.43%

Oil & Gas Equipment & Services
250	Baker Hughes Inc.	11,083	1.89%

Oil & Gas Exploration & Production
180	Anadarko Petroleum	12,528
200	Apache Corp.	10,812
		23,340	3.98%

Packaged Goods
190	Unilever NV	11,970	2.04%

Personal Products
175	Alberto-Culver CL B	8,103	1.38%

Pharmaceuticals
410	Merck & Co., Inc.	11,488	1.96%

Property & Casualty Insurance
150	Progressive Corp.	13,649
10	Travelers Class B	365
		14,014	2.39%
Publishing
95	Gannett Inc.	7,837	1.34%

Real Estate Investment Trusts
245	Simon Property Group	15,209	2.59%

Restaurants
325	McDonalds Corp.	9,990	1.70%

Telephone Communications
250	America Movil	11,677	1.99%

Thrift & Mortgage Finance
160	Fedl National Mortgage Assoc.	10,992
200	Washington Mutual	8,142
		19,134	3.26%

Total for Common Stock ($480,688)		571,117	97.37%

CASH AND EQUIVALENTS
14,410	First American Prime Obligation Fund CL S 1.23%	14,410	2.46%

	Total Investments	585,527	99.82%
	(Cost $ 495,099)

	Other Assets Less Liabilities	1,043	0.18%

	Net Assets	$ 586,570	100.00%

The accompanying notes are an integral part of the financial statements.

Queens Road Value Fund

Statement of Assets and Liabilities
November 30, 2004 (Unaudited)

Assets
Investment Securities at Market Value	$ 585,527
(Cost $ 495,098)
Cash	100
Receivables:
Dividends and Interest	943
Total Assets	586,570
Net Assets	$ 586,570
Net Assets Consist of:
Capital Paid In	444,387
Accumulated Net Investment Income (Loss)	10,269
Accumulated Realized Gain (Loss)	41,485
Unrealized Appreciation in Value
of Investments Based on Cost - Net	90,429
Net Assets, for 43,148 Shares Outstanding	$ 586,570

Net Asset Value Per Share ($586,570/43,148 shares)	$ 13.59

The accompanying notes are an integral part of the financial statements.

Queens Road Value Fund

Statement of Operations
For the six months ending November 30, 2004 (Unaudited)

Investment Income:
Dividends	$ 5,304
Interest	225
Total Investment Income	5,529
Expenses: (Note 3)
Advisory fees	2,572
Total Expenses	2,572

Less: Advisory fees waived	(2,572)

Net Investment Income	5,529

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	11,514
Unrealized Appreciation (Depreciation) on Investments	28,094
Net Realized and Unrealized Gain (Loss) on Investments	39,608

Net Increase (Decrease) in Net Assets from Operations	$45,137

The accompanying notes are an integral part of the financial statements.

Queens Road Value Fund

Statement of Changes in Net Assets
	(Unaudited)
	6/1/2004	6/1/2003
	to	to
	11/30/2004	5/31/2004
From Operations:
Net Investment Income	$ 5,529	$ 10,477
Net Realized Gain (Loss) on Investments	11,514	32,446
Net Unrealized Appreciation (Depreciation) on Investments	28,094	37,296
Increase (Decrease) in Net Assets from Operations	45,137	80,219
From Distributions to Shareholders:
Net Investment Income	0	(8,901)
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	0	(8,901)
From Capital Share Transactions:
Proceeds From Sale of Shares	40,000	98,417
Shares Issued on Reinvestment of Dividends	0	8,901
Cost of Shares Redeemed	(32,531)	0
Net Increase from Shareholder Activity	7,469	107,318

Net Increase in Net Assets	52,606	178,636

Net Assets at Beginning of Period	533,964	355,328
Net Assets at End of Period
(including accumulated undistributed net investment income (loss) of $10,269 and $4,740 respectively)	$ 586,570	$ 533,964

Share Transactions:
Issued	3,142	8,811
Reinvested	-	713
Redeemed	(2,588)	0
Net increase (decrease) in shares	554	9,524
Shares outstanding beginning of period	42,594	33,070
Shares outstanding end of period	43,148	42,594

The accompanying notes are an integral part of the financial statements.

Queens Road Value Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	6/1/2004		6/1/2003	6/13/2002*
	to		to	to
	11/30/2004		5/31/2004	5/31/2003
Net Asset Value -
Beginning of Period	$12.54		$10.74	$10.00
Net Investment Income	0.13		0.26	0.19
Net Gains or Losses on Securities
(realized and unrealized)	0.93		1.76	0.64
Total from Investment Operations	1.06		2.02	0.83
Distributions
(from net investment income)	0.00		(0.22)	(0.09)
(from capital gains)	0.00		0.00	0.00
Total from Distributions	0.00		(0.22)	(0.09)
Net Asset Value -
End of Period	$13.59		$12.54	$10.74

Total Return	8.37%	(a)	18.77%	8.43%	(a)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$587		$534	$355

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	(b)	0.95%	0.95%	(b)
Ratio of Net Income to Average Net Assets	1.09%	(b)	1.22%	1.10%	(b)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	0.00%	(b)	0.00%	0.00%	(b)
Ratio of Net Income to Average Net Assets	2.04%	(b)	2.17%	2.04%	(b)
Portfolio Turnover Rate	34.02%	(b)	36.79%	1.73%	(b)

(a) For a period of less than one year, total return is not annualized
(b) Annualized
* Commencement of Operations

The accompanying notes are an integral part of the financial statements.

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2004 (UNAUDITED)

Note 1. Organization

 The Queens Road Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. Prior to November 26, 2003 the Queens Road Value Fund was named the Queens Road Large Cap Value Fund.  The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Small Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily in common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which have no sale is reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Directors.

Federal Income Taxes: The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and to disclosure contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for the financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Distribution to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of .95% of the Fund’s average daily net asset value. For the six months ending November 30, 2004, the Advisor earned $2,572.  From these fees and its own resources the Advisor agrees to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions and extraordinary expenses of the Fund.  For the six months ending November 30, 2004, the Advisor voluntarily waived $2,572 of the management fee.

Certain Trustees and officers of the Trust are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $500 plus expenses for services relating to the Trust which is paid by the Advisor.

Note 4. Capital Share Transactions

At November 30, 2004, there were an unlimited number of shares authorized and 43,148 shares outstanding, each with no par value, and capital paid-in amounted to $444,387 for the Fund.

Note 5. Investments

For the six months ending November 30, 2004, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $115,736 and $86,949, respectively. As of November 30, 2004, the gross unrealized appreciation for all securities totaled $107,025 and the gross unrealized depreciation for all securities totaled $16,596, for an unrealized appreciation of $90,429.  The aggregate cost of securities for federal income tax purposes at November 30, 2004 was $495,098.

Note 6. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of November 30, 2004, the Bragg family owned over 85% of the Fund.

Expense Example

As a shareholder of the Queens Road Value Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2004 through November 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Queens Road Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2004	November 30, 2004	June 1,2004 to November 30,2004

Actual	$1,000.00	$1,083.73	$0.00
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,025.07	$0.00

* Expenses are equal to the Fund's annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).    The fund’s investment adviser, Bragg Financial Advisors, Inc., voluntarily waived its management fee (.95% annually) during the period.

Queens Road Small Cap Value Fund

Management Discussion

Below is the month-by-month performance of the Queens Road Small CapValue Fund, as well as the performance for the Russell 2000 Value Index and the Russell 2000 Index. The Small Cap Value Fund was up 13.85% for the sixth month period ending November 30, 2004.  This was less than the 16.35% return for the Russell 2000 Value Index but better than the 11.85% posted by the Russell 2000 Index.

	QRSVX	Russell 2000 Value	Russell 2000
June 2004	4.02	5.08	4.09
July 2004	-3.80	-4.59	-6.80
August 2004	0.00	0.98	-0.61
September 2004	3.34	3.95	4.69
October 2004	1.58	1.55	1.97
November 2004	8.38	8.87	8.67

6 Months	13.85%	16.35%	11.85%

Past performance should not be considered as representative of  future gains or losses from an investment in the fund.  Returns for the fund, the Russell 2000 Value Index and the Russell 2000 Index assume reinvestment of all dividends and do not include any impact taxes may or would have on returns.  The source for index returns is Morningstar Principia Pro 12/31/2004 release.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Queens Road Small Cap Value Fund

		Schedule of Investments
		November 30, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Aerospace & Defense
1,700	Allied Defense Group, Inc. *	$ 34,816
700	United Industrial	27,300
		62,116	3.93%
Apparel Retail
1,197	Cato Corporation "A"	31,936	2.02%

Apparel, Accessories, & Luxury Goods
1,053	Cherokee, Inc.	30,958	1.96%

Banks
601	Associated Banc-Corp.	19,971
500	Commerce Bancorp	31,235
1,008	Greater Bay Bancorp	29,282
1,318	Southside Bancshares	32,970
		113,458	7.17%

Business Services
838	Intrado, Inc. *	17,577	1.11%

Bottled & Canned Soft Drinks
3,400	National Beverage Corp. *	31,994	2.02%

Casinos & Gambling
838	Aztar Corporation *	28,341	1.79%

Commercial Printing
650	Banta Corp.	28,925	1.83%

Construction & Farm Machinery
463	Oshkosh Truck Corporation	29,086	1.84%

Distillers & Vintners
620	Constellation Brands, Inc. *	27,714	1.75%

Diversified Chemicals
530	FMC Corp. *	26,261	1.66%

Electronic Equipment & Instruments
728	Franklin Electric Co.	29,600
750	MTS Systems Corp.	22,763
		52,363	3.31%

Fertilizers & Agricultural Chemicals
900	American Vanguard Corp.	34,425	2.18%

Footwear
1,094	K-Swiss, Inc. Class A	29,636	1.87%

Gas Utilities
830	New Jersey Resources	36,105
800	UGI Corp.	32,464
		68,569	4.33%
Health Care Distributors & Services
1,270	Owens & Minor, Inc.	35,243
860	Renal Care Group, Inc. *	29,970
		65,213	4.12%
Health Care Facilities
4,347	Stewart Enterprises, Inc. CL A *	32,255	2.03%

Health Care Supplies
2,100	Nutraceutical International *	33,663	2.12%

Home Furnishings
1,000	Dorel Industries, Inc. *	35,070	2.22%

Housewares & Specialties
1,150	CSS Industries, Inc.	36,950
701	Lancaster Colony Corp.	30,620
		67,570	4.27%

Industrial Inorganic Chemicals
3,100	American Pacific Corp.	25,885	1.64%

Industrial Machinery
750	Graco Incorporated	27,465	1.74%

Insurance Brokers
1,720	HUB International Ltd.	29,601	1.87%

Life & Health Insurance
2,000	Universal American Financial *	26,700	1.69%

Packaged Foods
1,335	John B Sanfilippo & Son *	29,637
750	Sanderson Farms	27,937
1,226	Smithfield Foods, Inc. *	35,615
		93,189	5.89%

Personal Products
3,264	CCA Industries	35,904	2.27%

Property & Casualty Insurance
1,200	Arthur J Gallagher & Co.	36,780
450	CNA Surety Corporation *	5,877
610	Commerce Group, Inc.	36,228
		78,885	4.99%
Real Estate Investment Trusts
928	Amli Residential Properties Trust	30,151
488	The Macerich Company	29,641
707	Prentiss Properties Trust	26,435
		86,227	5.45%

Restaurants
2,095	Ryan's Family Steak Houses, Inc. *	31,990	2.02%

Retail-Grocery Stores
350	Arden Group, Inc.	34,563	2.19%

Semiconductors
1,229	DSP Group, Inc. *	27,259	1.72%

Software & Programming
1,300	Hummingbird Ltd. *	31,252	1.98%

Specialty Chemicals
725	Albemarle Corp.	28,884
725	Lubrizol Corp.	25,049
		53,933	3.41%

State Commercial Banks
1,000	Central Pacific Financial Corp.	33,430	2.11%

Tires & Rubber
500	Bandag, Inc.	24,935	1.58%

Thrifts & Mortgage Finance
660	Sterling Financial *	26,367	1.67%

Wholesale-Apparel, Piece Goods & Notions
1,200	Delta Apparel, Inc.	27,420
672	Weyco Group	27,229
		54,649	3.45%

Total for Common Stock ($1,308,988)		1,569,364	99.22%

CASH AND EQUIVALENTS
107,631	First American Prime Obligation Fund CL S 1.23%	107,631	6.80%

	Total Investments	1,676,995	106.02%
	(Cost $ 1,416,619)

	Other Assets Less Liabilities	(95,225)	(6.02)%

	Net Assets	$ 1,581,770	100.00%

The accompanying notes are an integral part of the financial statements.

Queens Road Small Cap Value Fund

Statement of Assets and Liabilities
November 30, 2004 (Unaudited)

Assets
Investment Securities at Market Value	$ 1,676,995
(Cost $ 1,416,619)
Cash	100
Receivables:
Dividends and Interest	6,125
Total Assets	1,683,220
Liabilities
Payable for Securities Sold	101,450
Total Liabilities	101,450
Net Assets	$ 1,581,770
Net Assets Consist of:
Capital Paid In	1,189,308
Accumulated Net Investment Income (Loss)	14,409
Accumulated Realized Gain (Loss)	117,677
Unrealized Appreciation in Value
of Investments Based on Cost - Net	260,376
Net Assets, for 94,762 Shares Outstanding	$ 1,581,770

Net Asset Value Per Share ($1,581,770/94,762 shares)	$ 16.69

The accompanying notes are an integral part of the financial statements.

Queens Road Small Cap Value Fund

Statement of Operations
For the six months ending November 30, 2004 (Unaudited)

Investment Income:
Dividends	$11,570
Interest	422
Total Investment Income	11,992
Expenses: (Note 3)
Advisory fees	7,015
Total Expenses	7,015

Less: Advisory fees waived	(7,015)

Net Investment Income	11,992

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	41,867
Unrealized Appreciation (Depreciation) on Investments	96,414
Net Realized and Unrealized Gain (Loss) on Investments	138,281

Net Increase (Decrease) in Net Assets from Operations	$ 150,273

The accompanying notes are an integral part of the financial statements.

Queens Road Small Cap Value Fund

Statement of Changes in Net Assets
	(Uanaudited)
	6/1/2004	6/1/2003
	to	to
	11/30/2004	5/31/2004
From Operations:
Net Investment Income	$ 11,992	$ 10,954
Net Realized Gain (Loss) on Investments	41,867	72,682
Net Unrealized Appreciation (Depreciation) on Investments	96,414	137,469
Increase (Decrease) in Net Assets from Operations	150,273	221,105
From Distributions to Shareholders:
Net Investment Income	0	(10,895)
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	0	(10,895)
From Capital Share Transactions:
Proceeds From Sale of Shares	477,300	365,906
Shares Issued on Reinvestment of Dividends	0	10,895
Cost of Shares Redeemed	(15,177)	0
Net Increase from Shareholder Activity	462,123	376,801

Net Increase in Net Assets	612,396	587,011

Net Assets at Beginning of Period	969,374	382,363
Net Assets at End of Period
(including accumulated undistributed net investment income (loss) of $14,409 and $2,417 respectively)	$ 1,581,770	$ 969,374

Share Transactions:
Issued	29,710	29,859
Reinvested	-	795
Redeemed	(1,022)	0
Net increase (decrease) in shares	28,688	30,654
Shares outstanding beginning of period	66,074	35,420
Shares outstanding end of period	94,762	66,074

The accompanying notes are an integral part of the financial statements.

Queens Road Small Cap Value Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	6/1/2004		6/1/2003	6/13/2002*
	to		to	to
	11/30/2004		5/31/2004	5/31/2003
Net Asset Value -
Beginning of Period	$14.67		$10.80	$10.00
Net Investment Income	0.17		0.19	0.16
Net Gains or Losses on Securities
(realized and unrealized)	1.86		3.85	0.73
Total from Investment Operations	2.03		4.04	0.89
Distributions
(from net investment income)	0.00		(0.17)	(0.09)
(from capital gains)	0.00		0.00	0.00
Total from Distributions	0.00		(0.17)	(0.09)
Net Asset Value -
End of Period	$16.69		$14.67	$10.80

Total Return	13.77%	(a)	37.52%	9.02%	(a)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,582		$969	$382

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	(b)	1.35%	1.35%	(b)
Ratio of Net Income to Average Net Assets	0.94%	(b)	0.10%	0.42%	(b)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	0.00%	(b)	0.00%	0.00%	(b)
Ratio of Net Income to Average Net Assets	2.30%	(b)	1.45%	1.76%	(b)
Portfolio Turnover Rate	33.80%	(b)	82.56%	13.26%	(b)

(a) For a period of less than one year , total return is not annualized
(b) Annualized
* Commencement of Operations

The accompanying notes are an integral part of the financial statements.

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2004 (UNAUDITED)

Note 1. Organization

 The Queens Road Small Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions, at least 80% of its total assets) in small capitalization (less than $2 billion market cap at the time of purchase) common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which have no sale is reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Directors.

Federal Income Taxes: The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and to disclosure contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for the financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Accounting principles general accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Distribution to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 1.35% of the Fund’s average daily net asset value. For the six months ending November 30, 2004, the Advisor earned $7,015.  From these fees and its own resources the Advisor agrees to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions and extraordinary expenses of the Fund.  For the six months ending November 30, 2004, the Advisor voluntarily waived $7,015 of the management fee.

Certain Directors and officers of the Trust are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $500 plus expenses for services relating to the Trust which is paid by the advisor.

Note 4. Capital Share Transactions

At November 30, 2004, there were an unlimited number of shares authorized and 94,762 shares outstanding, each with no par value, and capital paid-in amounted to $1,189,308 for the Fund.

Note 5. Investments

For the six months ended November 30, 2004, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $698,071 and $173,241, respectively. As of November 30, 2004, the gross unrealized appreciation for all securities totaled $268,733 and the gross unrealized depreciation for all securities totaled $8,357 for an unrealized appreciation of $260,376.  The aggregate cost of securities for federal income tax purposes at November 30, 2004 was $1,416,619.

Note 6. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of November 30, 2004, the Bragg family owned over 67% of the Fund.

Expense Example

As a shareholder of the Queens Road Small Cap Value Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2004 through November 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Queens Road Small Cap Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2004	November 30, 2004	June 1,2004 to November 30,2004

Actual	$1,000.00	$1,137.70	$0.00
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,025.07	$0.00

* Expenses are equal to the Fund's annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).  The fund’s investment adviser, Bragg Financial Advisors, Inc., voluntarily waived its management fee (1.35% annually) during the period.

Bragg Capital Trust

Trustee Information

November 30, 2004  (Unaudited)

Interested Trustees Name (Year of Birth)	Position with Fund	Term of Office and Year Joined Board	Principal Occupations During Past Five Years
Steve Scruggs, 1969	Trustee, President Secretary	Unlimited 2002	Bragg Financial Advisors, Portfolio Manager/Analyst (2000- present) Reliance Insurance Product Manager(1999-2000); Integon Insurance Product Manager (1995-1999)
Benton Bragg, 1968	Trustee, Chairman Treasurer	Unlimited 2002	Bragg Financial Advisors, President, CEO (1996-present)
Unaffiliated Trustees
Phil Blount, 1953	Trustee	Unlimited 2002	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise
Chris Brady, 1970	Trustee	Unlimited 2002	Brady Distributing, Vice President (1995-present) Machinery Distribution
Harold Smith, 1965	Trustee	Unlimited 2002	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting
Tim Ignasher, 1961	Trustee	Unlimited 2002	Scottish Bank, Vice President (1998 – present) Commercial Loan Officer

All Trustees may be reached by mail, care of the Funds, at:

Queens Road Mutual Funds

100 Queens Road

Charlotte, NC 28204

The Statement of Additional Information has additional information about the Trustees and is available at without charge upon request by calling (440) 922-0066 (collect).

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of July 16, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSRS is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date February 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date February 4, 2005

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date February 4, 2005

* Print the name and title of each signing officer under his or her signature.